Business combination (Details) - Schedule of acquisition consideration $ in Thousands	Dec. 31, 2022 USD ($)
Schedule of Acquisition Consideration [Abstract]
Cash	$ 25,000
Stock	5,000
GPS Contingent consideration	50,483
Total acquisition consideration	$ 80,483